Victory Target Managed Allocation Fund Expense Example - Victory Target Managed Allocation Fund - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	$ 852